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May 2, 2008

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN:    Document Control -- EDGAR

RE:      RIVERSOURCE LIFE INSURANCE COMPANY ("COMPANY")
                ON BEHALF OF RIVERSOURCE VARIABLE ANNUITY ACCOUNT ("REGISTRANT") FILE NOS. 333-139763 AND 811-7195
                RiverSource(R) Innovations Select Variable Annuity RiverSource(R) Endeavor Select Variable Annuity
                RiverSource(R) Innovations Variable Annuity
                RiverSource(R) Innovations Classic Select Variable Annuity RiverSource(R) Innovations Classic Variable Annuity RiverSource(R) New Solutions Variable Annuity
                Evergreen Essential(SM) Variable Annuity
                Evergreen New Solutions Select Variable Annuity
                Evergreen New Solutions Variable Annuity
                Wells Fargo Advantage(R) Select Variable Annuity


Dear Commissioners:

Registrant certifies that the form of prospectuses and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent Registration Statement or Amendment has been filed electronically.

If you have any questions regarding this filing, please contact me at (612) 678-0175 or Kristin Vann at (612) 671-4179.

Sincerely,


/s/      Elisabeth A. Dahl
         ---------------------------------
         Elisabeth A. Dahl
         Assistant General Counsel and
                  Assistant Secretary